DERIVATIVES AND HEDGING ACTIVITES (Tables)	12 Months Ended
Dec. 31, 2015
DERIVATIVES AND HEDGING ACTIVITES [Abstract]
Schedule of fair value of the Companys outstanding derivative instruments
	December 31,
	2014	2015
Derivative assets:
SWAP	$141	$366
Option contracts	1,208	242

Total	$1,349	$608

Derivative liabilities:

Option contracts	$1,779	$214

Schedule of increase in unrealized gains (losses) recognized in accumulated other comprehensive income (loss) on derivatives
	December 31,
	2014	2015
Derivatives designated as cash flow hedging instruments:
Option contracts	$(62)	$206

Schedule of net losses reclassified from accumulated other comprehensive income (loss) to the operating expenses
	December 31,
	2014	2015
Derivatives designated as cash flow hedging instruments:
Option contracts	$(3)	$(41)
Forward contracts	(18)	(137)

	$(21)	$(178)